Jun-01-07 09:50am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-609 P.002/002 F-087

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07054770

CERT NYS

1-33378

RECD S.E.C.
JUN 0 1 2007
1086

June 1, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Discover Financial Services, Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 10 received on June 1, 2007. Tentative listing date – June 14, 2007.

Sincerely,

PROCESSED
JUN 0 7 2007
THOMSON
FINANCIAL

END